CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation (in Dollars)	$ 1,151,948	$ 868,200	$ 546,408
Intangible assets, accumulated amortization (in Dollars)	301,491	242,389	116,476
Convertible notes payable - Long Term, discount (in Dollars)	$ 0	$ 2,238,730	$ 3,819,010
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	126,571,416	126,521,416	125,839,095
Common stock, outstanding	126,571,416	126,521,416	125,839,095